1933 Act
                                                                     Rule 497(j)

February 8, 2006                                                       VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      THE PHOENIX EDGE SERIES FUND
         FILE NUMBERS 033-05033 AND 811-04642

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-1A pursuant to Rule 485(b) on February 3, 2006.

If you have any questions concerning this filing, please call the undersigned at 860/403-6625.


Very truly yours,



/s/ Kathleen A. McGah
---------------------
Kathleen A. McGah
Secretary and Chief Legal Officer